THE DREYFUS/LAUREL FUNDS, INC.



                                                  October 5, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  The Dreyfus/Laurel Funds, Inc.
       Dreyfus Disciplined Smallcap Stock Fund
       Dreyfus Tax-Efficient Growth Fund
     File Nos. 33-16338, 811-5270
     CIK No.  000819940

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for Dreyfus Disciplined Smallcap Stock Fund and Dreyfus Tax-Efficient Growth Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 30, 1998.

                                                  Very truly yours,



                                                  Stephanie Pierce
                                                  Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan